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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended:  March 31, 2003

If amended report check here:      |_|;              Amendment Number: _________

This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holding
                                        entries.

Shay Assets Management, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

230 West Monroe Street, Suite 2810, Chicago, IL 60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-7232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Edward E. Sammons, Jr.             President                     (312) 214-6590
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                      /s/ Edward E. Sammons, Jr.
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL                   May 15, 2003
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total: $127,821
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order)

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NONE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES   COMMON           002824100   4,325     115,000               X                         X
AMERICAN EXPRESS      COMMON           025816109   4,985     150,000               X                         X
ANHEUSER-BUSCH COS.   COMMON           035229103   2,564      55,000               X                         X
AUTOMATIC DATA
  PROCESSING          COMMON           053015103   4,772     155,000               X                         X
BERKSHIRE  HATHAWAY   CLASS A          084670108   6,380         100               X                         X
CINTAS CORP.          COMMON           172908105   3,619     110,000               X                         X
COCA-COLA COMPANY     COMMON           191216100   5,870     145,000               X                         X
ELECTRONIC DATA
  SYSTEMS             COMMON           285661104   2,200     125,000               X                         X
EMERSON ELECTRIC
  COMPANY             COMMON           291011104   2,721      60,000               X                         X
FREDDIE MAC           COMMON           313400301   4,514      85,000               X                         X
GANNETT CO. INC.      COMMON           364730101   4,930      70,000               X                         X
GENERAL DYNAMICS      COMMON           369550108   2,919      53,000               X                         X
GENERAL ELECTRIC      COMMON           369604103   4,463     175,000               X                         X
GILLETTE CO.          COMMON           375766102   4,022     130,000               X                         X
HARLEY-DAVIDSON       COMMON           412822108   2,383      60,000               X                         X
HOME DEPOT            COMMON           437076102   3,410     140,000               X                         X
ILLINOIS TOOL WORKS   COMMON           452308109   4,071      70,000               X                         X
INTEL CORP.           COMMON           458140100   2,605     160,000               X                         X
JOHNSON & JOHNSON     COMMON           478160104   6,655     115,000               X                         X


MCDONALD'S CORP.      COMMON           580135101   2,241     155,000               X                         X
MERCK & CO.           COMMON           589331107   4,930      90,000               X                         X
MICROSOFT CORP.       COMMON           594918104   4,503     186,000               X                         X
OMNICOM GROUP INC.    COMMON           681919106   3,792      70,000               X                         X
PFIZER                COMMON           717081103   5,453     175,000               X                         X
PITNEY BOWES INC.     COMMON           724479100   3,990     125,000               X                         X
PROCTER & GAMBLE      COMMON           742718109   5,521      62,000               X                         X
STATE STREET CORP.    COMMON           857477103   3,954     125,000               X                         X
SYSCO CORPORATION     COMMON           871829107   4,961     195,000               X                         X
WAL-MART STORES       COMMON           931142103   5,983     115,000               X                         X
WRIGLEY WM. JR. CO.   COMMON           982526105   5,085      90,000               X                         X
         TOTAL                                               127,821
